Offsetting financial assets (Detail) - USD ($) $ in Billions		Dec. 31, 2018	Dec. 31, 2017
Netting recognized on the balance sheet
Gross assets before netting		$ 322.9	$ 287.8
Netting with gross liabilities	[1]	(97.2)	(82.0)
Net assets recognized on the balance sheet		225.7	205.8
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(110.0)	(105.4)
Collateral received	[2]	(102.6)	(83.7)
Assets after consideration of netting potential	[2]	13.0	16.8
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	102.2	91.9
Total assets
Total assets, after consideration of further netting potential		115.2	108.7
Total assets recognized on the balance sheet		327.9	297.7
Receivables from securities financing transactions
Netting recognized on the balance sheet
Gross assets before netting	[4]	88.5	147.9
Netting with gross liabilities	[1],[4]	(13.0)	(78.8)
Net assets recognized on the balance sheet	[4]	75.5	69.1
Netting potential not recognized on the balance sheet
Financial liabilities	[2],[4]	(4.4)	(7.7)
Collateral received	[2],[4]	(71.2)	(61.4)
Assets after consideration of netting potential	[2],[4]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3],[4]	19.8	22.8
Total assets
Total assets, after consideration of further netting potential	[4]	19.8	22.8
Total assets recognized on the balance sheet	[4]	95.3	92.0
Derivative financial instruments
Netting recognized on the balance sheet
Gross assets before netting		124.3	117.2
Netting with gross liabilities	[1]	(4.3)	(2.1)
Net assets recognized on the balance sheet		120.0	115.1
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(90.8)	(85.6)
Collateral received	[2]	(24.0)	(21.3)
Assets after consideration of netting potential	[2]	5.2	8.2
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	6.2	6.2
Total assets
Total assets, after consideration of further netting potential		11.4	14.4
Total assets recognized on the balance sheet		126.2	121.3
Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	[5]	24.6	22.2
Netting with gross liabilities	[1],[5]	(2.3)	(1.1)
Net assets recognized on the balance sheet	[5]	22.3	21.1
Netting potential not recognized on the balance sheet
Financial liabilities	[2],[5]	(13.5)	(12.0)
Collateral received	[2],[5]	(1.0)	(0.8)
Assets after consideration of netting potential	[2],[5]	7.8	8.3
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3],[5]	1.3	2.9
Total assets
Total assets, after consideration of further netting potential	[5]	9.1	11.2
Total assets recognized on the balance sheet	[5]	23.6	24.0
Financial assets at FVTPL - non trading
Netting recognized on the balance sheet
Gross assets before netting	[4]	85.4	0.4
Netting with gross liabilities	[1],[4]	(77.5)	0.0
Net assets recognized on the balance sheet	[4]	7.8	0.4
Netting potential not recognized on the balance sheet
Financial liabilities	[2],[4]	(1.4)	0.0
Collateral received	[2],[4]	(6.4)	(0.2)
Assets after consideration of netting potential	[2],[4]	0.0	0.2
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3],[4]	74.9	60.0
Total assets
Total assets, after consideration of further netting potential	[4]	74.9	60.3
Total assets recognized on the balance sheet	[4]	82.7	60.5
of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting		85.3
Netting with gross liabilities	[1]	(77.5)
Net assets recognized on the balance sheet		7.8
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(1.4)
Collateral received	[2]	(6.4)
Assets after consideration of netting potential	[2]	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	2.1
Total assets
Total assets, after consideration of further netting potential		2.1
Total assets recognized on the balance sheet		9.9
UBS AG
Netting recognized on the balance sheet
Gross assets before netting		322.9	287.8
Netting with gross liabilities	[1]	(97.2)	(82.0)
Net assets recognized on the balance sheet		225.7	205.8
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(110.0)	(105.4)
Collateral received	[2]	(102.6)	(83.7)
Assets after consideration of netting potential	[2]	13.0	16.8
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	101.9	91.6
Total assets
Total assets, after consideration of further netting potential		114.9	108.3
Total assets recognized on the balance sheet		327.6	297.4
UBS AG | Receivables from securities financing transactions
Netting recognized on the balance sheet
Gross assets before netting	[4]	88.5	147.9
Netting with gross liabilities	[1],[4]	(13.0)	(78.8)
Net assets recognized on the balance sheet	[4]	75.5	69.1
Netting potential not recognized on the balance sheet
Financial liabilities	[2],[4]	(4.4)	(7.7)
Collateral received	[2],[4]	(71.2)	(61.4)
Assets after consideration of netting potential	[2],[4]	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3],[4]	19.8	22.8
Total assets
Total assets, after consideration of further netting potential	[4]	19.8	22.8
Total assets recognized on the balance sheet	[4]	95.3	92.0
UBS AG | Derivative financial instruments
Netting recognized on the balance sheet
Gross assets before netting		124.3	117.2
Netting with gross liabilities	[1]	(4.3)	(2.1)
Net assets recognized on the balance sheet		120.0	115.1
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(90.8)	(85.6)
Collateral received	[2]	(24.0)	(21.3)
Assets after consideration of netting potential	[2]	5.2	8.2
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	6.2	6.2
Total assets
Total assets, after consideration of further netting potential		11.4	14.4
Total assets recognized on the balance sheet		126.2	121.3
UBS AG | Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	[5]	24.6	22.2
Netting with gross liabilities	[1],[5]	(2.3)	(1.1)
Net assets recognized on the balance sheet	[5]	22.3	21.1
Netting potential not recognized on the balance sheet
Financial liabilities	[2],[5]	(13.5)	(12.0)
Collateral received	[2],[5]	(1.0)	(0.8)
Assets after consideration of netting potential	[2],[5]	7.8	8.3
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3],[5]	1.3	2.9
Total assets
Total assets, after consideration of further netting potential	[5]	9.1	11.2
Total assets recognized on the balance sheet	[5]	23.6	24.0
UBS AG | Financial assets at FVTPL - non trading
Netting recognized on the balance sheet
Gross assets before netting	[4]	85.4	0.4
Netting with gross liabilities	[1],[4]	(77.5)	0.0
Net assets recognized on the balance sheet	[4]	7.8	0.4
Netting potential not recognized on the balance sheet
Financial liabilities	[2],[4]	(1.4)	0.0
Collateral received	[2],[4]	(6.4)	(0.2)
Assets after consideration of netting potential	[2],[4]	0.0	0.2
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3],[4]	74.6	59.6
Total assets
Total assets, after consideration of further netting potential	[4]	74.6	59.9
Total assets recognized on the balance sheet	[4]	82.4	$ 60.1
UBS AG | of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting		85.3
Netting with gross liabilities	[1]	(77.5)
Net assets recognized on the balance sheet		7.8
Netting potential not recognized on the balance sheet
Financial liabilities	[2]	(1.4)
Collateral received	[2]	(6.4)
Assets after consideration of netting potential	[2]	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	[3]	2.1
Total assets
Total assets, after consideration of further netting potential		2.1
Total assets recognized on the balance sheet		$ 9.9

[1]
The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. Netting in this column for reverse repurchase agreements presented within the lines “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” taken together corresponds to the amounts presented for repurchase agreements in the “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” lines in the liabilities table presented on the following page.

[2]
For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table.

[3]	Includes assets not subject to enforceable netting arrangements and other out-of-scope items.
[4]
Certain reverse repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. This has resulted in an increase in amounts presented on the line “Financial assets at fair value not held for trading” and a decrease in amounts presented on the line “Receivables from securities financing transactions.” Refer to Note 1c for more information

[5]
The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis.